Eaton Vance

Global Income Builder Fund

July 31, 2019 (Unaudited)

Eaton Vance Global Income Builder Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Global Income Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2019, the value of the Fund’s investment in the Portfolio was $300,046,038 and the Fund owned 98.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Income Builder Portfolio

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 55.1%

Security	Shares	Value
Aerospace & Defense — 0.5%
CAE, Inc.	51,704	$1,394,261

		$1,394,261

Banks — 4.0%
Banco Santander SA	322,121	$1,374,900
Bank of America Corp.	42,581	1,306,385
Canadian Imperial Bank of Commerce	20,139	1,584,356
Citigroup, Inc.	31,376	2,232,716
ING Groep NV	81,150	900,420
KeyCorp	84,551	1,553,202
Societe Generale SA	30,466	746,254
UniCredit SpA	62,409	734,836
Wells Fargo & Co.	41,001	1,984,858

		$12,417,927

Beverages — 2.0%
Anheuser-Busch InBev SA/NV	19,079	$1,918,137
Coca-Cola Co. (The)	46,549	2,449,874
Diageo PLC	45,861	1,912,412

		$6,280,423

Biotechnology — 0.4%
CSL, Ltd.	7,796	$1,216,506

		$1,216,506

Building Products — 0.6%
Assa Abloy AB, Class B	77,885	$1,786,459

		$1,786,459

Capital Markets — 0.3%
TD Ameritrade Holding Corp.	17,880	$913,668

		$913,668

Chemicals — 1.2%
BASF SE	19,592	$1,300,600
Ecolab, Inc.	5,727	1,155,308
Sika AG	9,130	1,318,136

		$3,774,044

Construction & Engineering — 0.0%(1)
Abengoa SA, Class A(2)	36,194	$748
Abengoa SA, Class B(2)	374,261	3,297

		$4,045

Security	Shares	Value
Consumer Finance — 1.4%
Capital One Financial Corp.	18,463	$1,706,351
Discover Financial Services	13,555	1,216,426
Navient Corp.	34,343	485,953
OneMain Holdings, Inc.	20,585	853,248

		$4,261,978

Diversified Financial Services — 0.8%
ORIX Corp.	164,553	$2,348,489

		$2,348,489

Electric Utilities — 1.5%
Iberdrola SA	177,905	$1,687,854
NextEra Energy, Inc.	14,545	3,013,288

		$4,701,142

Electrical Equipment — 1.5%
Legrand SA	30,634	$2,157,904
Melrose Industries PLC	1,029,647	2,323,821

		$4,481,725

Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	10,641	$1,257,340
Keyence Corp.	3,439	1,973,466

		$3,230,806

Entertainment — 1.5%
Nintendo Co., Ltd.	2,899	$1,066,521
Walt Disney Co. (The)	24,869	3,556,516

		$4,623,037

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	14,148	$2,994,000
Equity Residential	13,369	1,054,680

		$4,048,680

Food Products — 1.3%
Mondelez International, Inc., Class A	38,396	$2,053,802
Nestle SA	18,214	1,932,272

		$3,986,074

Health Care Equipment & Supplies — 2.6%
Baxter International, Inc.	22,638	$1,900,913
Boston Scientific Corp.(2)	44,598	1,893,631
Danaher Corp.	14,500	2,037,250
Intuitive Surgical, Inc.(2)	2,950	1,532,555
Straumann Holding AG	846	690,169

		$8,054,518

Health Care Providers & Services — 0.5%
Anthem, Inc.	5,119	$1,508,109

		$1,508,109

Hotels, Restaurants & Leisure — 0.5%
Compass Group PLC	61,755	$1,562,433

		$1,562,433

Household Products — 0.4%
Reckitt Benckiser Group PLC	15,011	$1,160,399

		$1,160,399

Security	Shares	Value
Industrial Conglomerates — 0.4%
DCC PLC	15,894	$1,340,320

		$1,340,320

Insurance — 2.1%
AIA Group, Ltd.	102,528	$1,051,398
Assurant, Inc.	8,318	942,929
Aviva PLC	291,453	1,430,922
Chubb, Ltd.	11,377	1,738,861
Prudential PLC	68,853	1,416,597

		$6,580,707

Interactive Media & Services — 3.5%
Alphabet, Inc., Class C(2)	5,674	$6,903,442
Facebook, Inc., Class A(2)	14,576	2,831,097
Tencent Holdings, Ltd.	20,796	968,947

		$10,703,486

Internet & Direct Marketing Retail — 1.9%
Amazon.com, Inc.(2)	3,077	$5,744,082

		$5,744,082

IT Services — 1.5%
Amadeus IT Group SA	35,496	$2,773,902
Visa, Inc., Class A	10,227	1,820,406

		$4,594,308

Leisure Products — 0.8%
Yamaha Corp.	50,330	$2,372,677

		$2,372,677

Life Sciences Tools & Services — 0.5%
Lonza Group AG	4,347	$1,489,080

		$1,489,080

Machinery — 3.3%
Alstom SA	16,608	$715,286
Atlas Copco AB, Class A	33,002	1,008,017
Fortive Corp.	16,533	1,257,335
Gardner Denver Holdings, Inc.(2)	42,140	1,389,356
ITT, Inc.	30,350	1,894,447
Stanley Black & Decker, Inc.	12,673	1,870,408
Xylem, Inc.	23,972	1,924,712

		$10,059,561

Metals & Mining — 0.7%
Rio Tinto, Ltd.	31,889	$2,134,246

		$2,134,246

Multi-Utilities — 0.7%
CMS Energy Corp.	35,069	$2,041,717

		$2,041,717

Oil, Gas & Consumable Fuels — 2.8%
BP PLC	197,704	$1,308,157
ConocoPhillips	21,481	1,269,098
EOG Resources, Inc.	20,857	1,790,573
Exxon Mobil Corp.	26,541	1,973,589
Phillips 66	22,057	2,262,166

		$8,603,583

Security	Shares	Value
Personal Products — 0.7%
Unilever PLC	33,545	$2,018,139

		$2,018,139

Pharmaceuticals — 3.0%
Eli Lilly & Co.	14,814	$1,613,985
GlaxoSmithKline PLC	100,505	2,078,536
Johnson & Johnson	14,118	1,838,446
Novo Nordisk A/S, Class B	26,369	1,266,222
Zoetis, Inc.	20,774	2,386,725

		$9,183,914

Professional Services — 1.1%
Recruit Holdings Co., Ltd.	55,025	$1,863,283
Verisk Analytics, Inc.	10,098	1,532,068

		$3,395,351

Semiconductors & Semiconductor Equipment — 1.6%
ASML Holding NV	9,980	$2,223,786
Infineon Technologies AG	53,466	990,306
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	42,386	1,806,915

		$5,021,007

Software — 1.8%
Microsoft Corp.	40,968	$5,582,709

		$5,582,709

Specialty Retail — 2.2%
Industria de Diseno Textil SA	73,985	$2,213,802
Lowe’s Cos., Inc.	16,977	1,721,468
Tiffany & Co.	9,325	875,804
TJX Cos., Inc. (The)	19,904	1,085,962
Ulta Beauty, Inc.(2)	2,328	813,054

		$6,710,090

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	16,490	$3,513,030

		$3,513,030

Textiles, Apparel & Luxury Goods — 1.2%
adidas AG	4,600	$1,466,218
LVMH Moet Hennessy Louis Vuitton SE	3,960	1,635,715
Samsonite International SA(3)	273,264	535,075

		$3,637,008

Wireless Telecommunication Services — 0.8%
Tele2 AB, Class B	166,867	$2,384,425

		$2,384,425

Total Common Stocks (identified cost $147,654,166)		$168,864,163

Preferred Stocks — 0.9%

Security	Shares	Value
Banks — 0.2%
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	1,115	$120,141
IBERIABANK Corp., Series C, 6.60% to 5/1/26(4)	13,000	356,850
Wells Fargo & Co., Series Y, 5.625%	4,650	122,388

		$599,379

Equity Real Estate Investment Trusts (REITs) — 0.1%
CBL & Associates Properties, Inc., Series D, 7.375%	19,100	$145,160
SITE Centers Corp., Series A, 6.375%	10,450	274,521
SITE Centers Corp., Series K, 6.25%	1,950	50,720

		$470,401

Food Products — 0.2%
Dairy Farmers of America, Inc., 7.875%(3)	4,700	$472,350
Ocean Spray Cranberries, Inc., 6.25%(3)	540	48,060

		$520,410

Independent Power and Renewable Electricity Producers — 0.0%(1)
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(4)	3,175	$85,257

		$85,257

Insurance — 0.1%
Athene Holding, Ltd., Series A, 6.35% to 6/30/29(4)	11,300	$308,716

		$308,716

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	9,407	$239,502

		$239,502

Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)	23,750	$507,062

		$507,062

Pipelines — 0.0%(1)
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(4)	2,970	$73,864

		$73,864

Total Preferred Stocks (identified cost $3,092,335)		$2,804,591

Corporate Bonds & Notes — 38.5%

Security	Principal Amount* (000’s omitted)	Value
Aerospace & Defense — 0.4%
BWX Technologies, Inc., 5.375%, 7/15/26(3)	215	$223,600
TransDigm UK Holdings PLC, 6.875%, 5/15/26	200	204,500
TransDigm, Inc., 6.25%, 3/15/26(3)	419	440,474
TransDigm, Inc., 6.50%, 5/15/25	30	31,013
TransDigm, Inc., 7.50%, 3/15/27(3)	327	345,802

		$1,245,389

Security	Principal Amount* (000’s omitted)		Value
Auto Components — 0.9%
Dometic Group AB, 3.00%, 5/8/26(5)	EUR	665	$751,202
Garrett LX I S.a.r.l./Garrett Borrowing, LLC, 5.125%, 10/15/26(5)	EUR	275	289,303
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(5)	EUR	881	1,003,962
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(3)		824	839,450

			$2,883,917

Automobiles — 0.1%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(4)(6)		400	$373,608
Jaguar Land Rover Automotive PLC, 4.50%, 1/15/26(5)	EUR	100	96,684

			$470,292

Banks — 2.5%
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(4)(6)		200	$188,930
Bank of America Corp., Series FF, 5.875% to 3/15/28(4)(6)		220	234,377
Barclays PLC, 7.75% to 9/15/23(4)(6)		495	504,635
CIT Group, Inc., 6.125%, 3/9/28		105	121,275
Citigroup, Inc., 5.95% to 1/30/23(4)(6)		125	131,473
Citigroup, Inc., Series M, 6.30% to 5/15/24(4)(6)		195	206,596
Citigroup, Inc., Series T, 6.25% to 8/15/26(4)(6)		196	218,953
Credit Suisse Group AG, 7.50% to 7/17/23(3)(4)(6)		208	221,149
Danske Bank A/S, 7.00% to 6/26/25(4)(5)(6)		200	208,653
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(4)(6)		220	229,614
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(4)(6)		460	456,541
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(4)(6)		215	238,631
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)(6)		598	638,792
Lloyds Banking Group PLC, 7.50% to 9/27/25(4)(6)		400	419,142
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(4)(6)		389	417,689
Societe Generale SA, 6.75% to 4/6/28(3)(4)(6)		210	209,926
Societe Generale SA, 7.375% to 10/4/23(3)(4)(6)		200	208,393
UniCredit SpA, 8.00% to 6/3/24(4)(5)(6)		610	614,880
Vivion Investments S.a.r.l, 3.00%, 8/8/24(5)(7)	EUR	2,000	2,215,108
Zions Bancorp NA, 5.80% to 6/15/23(4)(6)		88	88,723

			$7,773,480

Biotechnology — 0.4%
Grifols S.A., 3.20%, 5/1/25(5)	EUR	1,075	$1,228,612

			$1,228,612

Building Products — 0.8%
Builders FirstSource, Inc., 5.625%, 9/1/24(3)		133	$138,154
Builders FirstSource, Inc., 6.75%, 6/1/27(3)		76	80,370
Masonite International Corp., 5.375%, 2/1/28(3)		105	107,971
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(3)		1,000	1,032,500
Standard Industries, Inc., 5.50%, 2/15/23(3)		111	113,636
Standard Industries, Inc., 6.00%, 10/15/25(3)		525	551,906
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(3)(7)		196	203,350
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(3)		146	153,300
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		74	77,330

			$2,458,517

Capital Markets — 0.1%
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(4)(6)		450	$451,809

			$451,809

Security	Principal Amount* (000’s omitted)		Value
Casino & Gaming — 0.3%
Cinemark USA, Inc., 4.875%, 6/1/23		430	$437,039
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	30,689
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	119,968
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(3)		287	303,144

			$890,840

Chemicals — 0.9%
Chemours Co. (The), 4.00%, 5/15/26	EUR	542	$570,910
Chemours Co. (The), 5.375%, 5/15/27		85	75,225
Chemours Co. (The), 7.00%, 5/15/25		113	111,121
Hexion, Inc., 7.875%, 7/15/27(3)		121	120,092
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(3)		215	204,250
OCI N.V., 6.625%, 4/15/23(3)		396	413,820
SPCM S.A, 4.875%, 9/15/25(3)		200	202,940
Tronox, Inc., 6.50%, 4/15/26(3)		33	31,725
Valvoline, Inc., 5.50%, 7/15/24		45	46,688
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(3)		115	102,062
W.R. Grace & Co., 5.125%, 10/1/21(3)		750	780,937

			$2,659,770

Commercial Services & Supplies — 1.9%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(3)		170	$179,299
Arena Luxembourg Finance S.a.r.l., 2.75%, (3 mo. EURIBOR + 2.75%), 11/1/23(5)(8)	EUR	400	447,720
Clean Harbors, Inc., 4.875%, 7/15/27(3)		101	104,396
Clean Harbors, Inc., 5.125%, 7/15/29(3)		61	64,450
Covanta Holding Corp., 5.875%, 3/1/24		500	513,800
Covanta Holding Corp., 5.875%, 7/1/25		95	98,919
GFL Environmental, Inc., 5.375%, 3/1/23(3)		270	275,062
GFL Environmental, Inc., 8.50%, 5/1/27(3)		521	571,797
Harsco Corp., 5.75%, 7/31/27(3)		99	102,218
IPD 3 B.V., 4.50%, 7/15/22(5)	EUR	125	141,846
KAR Auction Services, Inc., 5.125%, 6/1/25(3)		231	238,507
Loxam SAS, 2.875%, 4/15/26(5)	EUR	475	522,552
Loxam SAS, 5.75%, 7/15/27(5)	EUR	450	504,051
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(3)		158	166,295
Service Corp. International, 5.125%, 6/1/29		144	152,280
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	607,750
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		84	68,880
Tervita Escrow Corp., 7.625%, 12/1/21(3)		326	334,150
TMS International Corp., 7.25%, 8/15/25(3)		133	128,012
Verisure Holding AB, 3.50%, 5/15/23(5)	EUR	540	624,190

			$5,846,174

Communications Equipment — 0.3%
CommScope Technologies, LLC, 5.00%, 3/15/27(3)		628	$529,875
CommScope Technologies, LLC, 6.00%, 6/15/25(3)		124	113,460
Riverbed Technology, Inc., 8.875%, 3/1/23(3)		535	322,337
Sprint Communications, Inc., 6.00%, 11/15/22		75	79,875

			$1,045,547

Construction & Engineering — 0.0%(1)
Abengoa Abenewco 2 SAU, 1.50%, (0.00% Cash and 1.50% PIK), 4/26/24(3)(9)		153	$2,291

			$2,291

Security	Principal Amount* (000’s omitted)		Value
Consumer Finance — 0.4%
CPUK Finance, Ltd., 4.875%, 2/28/47(5)	GBP	895	$1,114,486
William Carter Co. (The), 5.625%, 3/15/27(3)		144	151,560

			$1,266,046

Containers & Packaging — 0.6%
Berry Global, Inc., 4.50%, 2/15/26(3)		74	$74,073
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(3)		120	122,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20		485	486,918
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(3)		140	144,813
Trivium Packaging Finance B.V., 3.75%, 8/15/26(5)(7)	EUR	780	896,224
Trivium Packaging Finance B.V., 5.50%, 8/15/26(3)(7)		200	206,750

			$1,931,178

Distributors — 0.4%
IAA, Inc., 5.50%, 6/15/27(3)		97	$101,668
Parts Europe SA, 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(5)(8)	EUR	662	734,567
Parts Europe SA, 5.50%, (3 mo. EURIBOR + 5.50%), 5/1/22(5)(8)	EUR	340	377,321

			$1,213,556

Diversified Consumer Services — 0.8%
Carriage Services, Inc., 6.625%, 6/1/26(3)		170	$175,100
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(3)(7)		267	273,542
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(5)(7)		1,050	1,075,725
Laureate Education, Inc., 8.25%, 5/1/25(3)		745	813,912

			$2,338,279

Diversified Financial Services — 0.8%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(3)		107	$112,083
Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(3)		350	372,785
Credito Real SAB de CV, 9.50%, 2/7/26(3)		200	224,260
DAE Funding, LLC, 4.50%, 8/1/22(3)		155	158,146
DAE Funding, LLC, 5.00%, 8/1/24(3)		255	269,267
GFL Environmental, Inc., 7.00%, 6/1/26(3)		135	139,725
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		115	118,464
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		120	125,700
Louvre Bidco SAS, 4.25%, 9/30/24(5)	EUR	215	236,804
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(3)		340	359,751
Unifin Financiera SAB de CV, 8.875% to 1/29/25(3)(4)(6)		210	191,890
West Corp., 8.50%, 10/15/25(3)		186	157,635

			$2,466,510

Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., 7.50%, 4/1/24		6	$6,583
Level 3 Financing, Inc., 5.25%, 3/15/26		90	93,938
Level 3 Financing, Inc., 5.375%, 1/15/24		35	35,564
Level 3 Parent, LLC, 5.75%, 12/1/22		50	50,500

			$186,585

Electric Utilities — 1.1%
AES Corp. (The), 5.50%, 4/15/25		14	$14,560
AES Corp. (The), 6.00%, 5/15/26		45	48,164
Drax Finco PLC, 6.625%, 11/1/25(3)		1,000	1,045,000
Guala Closures SpA, 3.50%, (3 mo. EURIBOR + 3.50%), 4/15/24(5)(8)	EUR	265	298,002
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(4)		60	63,210

Security	Principal Amount* (000’s omitted)		Value
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(3)		95	$96,306
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(3)		150	151,269
NRG Energy, Inc., 5.25%, 6/15/29(3)		122	128,686
Pattern Energy Group, Inc., 5.875%, 2/1/24(3)		60	61,500
Resideo Funding, Inc., 6.125%, 11/1/26(3)		107	113,286
Southern California Edison Co., Series E, 6.25% to 2/1/22(4)(6)		118	121,144
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(4)		262	271,505
TerraForm Power Operating, LLC, 4.25%, 1/31/23(3)		95	95,567
TerraForm Power Operating, LLC, 5.00%, 1/31/28(3)		145	147,719
TerraForm Power Operating, LLC, 6.625%, 6/15/25(3)		90	95,400
Vistra Energy Corp., 8.125%, 1/30/26(3)		190	204,725
Vistra Operations Co., LLC, 5.00%, 7/31/27(3)		406	416,657

			$3,372,700

Electronic Equipment, Instruments & Components — 0.2%
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(5)	EUR	630	$730,677

			$730,677

Entertainment — 0.9%
Cedar Fair, L.P., 5.25%, 7/15/29(3)		96	$99,720
EIG Investors Corp., 10.875%, 2/1/24		480	504,600
Entertainment One, Ltd., 4.625%, 7/15/26(5)	GBP	545	681,829
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(3)		226	236,170
Golden Entertainment, Inc., 7.625%, 4/15/26(3)		100	103,000
Netflix, Inc., 5.875%, 11/15/28		300	329,625
United Group B.V., 4.875%, 7/1/24(5)	EUR	460	531,141
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		369	379,664

			$2,865,749

Equity Real Estate Investment Trusts (REITs) — 0.3%
Equinix, Inc., 5.375%, 5/15/27		115	$123,734
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		100	103,150
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		200	214,250
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(3)		101	109,106
SBA Communications Corp., 4.00%, 10/1/22		150	152,550
SBA Communications Corp., 4.875%, 9/1/24		55	56,781

			$759,571

Food Products — 0.5%
Dole Food Co., Inc., 7.25%, 6/15/25(3)		183	$180,758
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(3)(7)		291	291,218
Post Holdings, Inc., 5.00%, 8/15/26(3)		85	87,125
Post Holdings, Inc., 5.50%, 3/1/25(3)		190	198,313
Post Holdings, Inc., 5.50%, 12/15/29(3)		98	99,470
Post Holdings, Inc., 5.625%, 1/15/28(3)		175	180,688
US Foods, Inc., 5.875%, 6/15/24(3)		510	524,662

			$1,562,234

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(4)(6)		230	$228,973

			$228,973

Security	Principal Amount* (000’s omitted)	Value
Health Care Equipment & Supplies — 1.4%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(3)	121	$124,630
Centene Corp., 4.75%, 1/15/25	300	306,756
Centene Corp., 5.375%, 6/1/26(3)	445	471,144
Centene Corp., 5.625%, 2/15/21	90	91,393
Centene Corp., 6.125%, 2/15/24	340	356,575
Hologic, Inc., 4.375%, 10/15/25(3)	70	70,647
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(3)	437	453,934
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(3)	280	286,515
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(3)	326	356,970
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(3)	1,127	1,098,780
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(3)(11)	388	361,810
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(3)	151	160,626
Select Medical Corp., 6.25%, 8/15/26(3)(7)	96	97,680

		$4,237,460

Health Care Providers & Services — 1.1%
Eagle Holding Co., II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(3)(11)	185	$186,850
Eagle Holding Co., II, LLC, 7.75%, (7.75% Cash or 8.50% PIK), 5/15/22(3)(11)	411	415,624
HCA, Inc., 5.00%, 3/15/24	110	119,510
HCA, Inc., 5.375%, 9/1/26	270	292,950
HCA, Inc., 5.625%, 9/1/28	330	364,716
HCA, Inc., 5.875%, 2/15/26	750	832,500
HCA, Inc., 5.875%, 2/1/29	190	212,325
Tenet Healthcare Corp., 6.00%, 10/1/20	135	139,388
Tenet Healthcare Corp., 6.75%, 6/15/23	260	268,450
WellCare Health Plans, Inc., 5.25%, 4/1/25	318	331,184
WellCare Health Plans, Inc., 5.375%, 8/15/26(3)	261	276,694

		$3,440,191

Hotels, Restaurants & Leisure — 1.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(3)	325	$332,969
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(3)	504	515,340
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(3)	157	157,047
Eldorado Resorts, Inc., 6.00%, 4/1/25	141	149,284
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(3)	490	518,175
Golden Nugget, Inc., 6.75%, 10/15/24(3)	352	363,222
Golden Nugget, Inc., 8.75%, 10/1/25(3)	235	246,750
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(3)	342	365,085
Melco Resorts Finance, Ltd., 5.625%, 7/17/27(3)	200	206,889
Merlin Entertainments PLC, 5.75%, 6/15/26(3)	200	209,750
MGM Resorts International, 5.75%, 6/15/25	240	260,628
NCL Corp., Ltd., 4.75%, 12/15/21(3)	121	123,200
Scientific Games International, Inc., 10.00%, 12/1/22	229	239,596
Viking Cruises, Ltd., 5.875%, 9/15/27(3)	730	757,375
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(3)	213	218,591

		$4,663,901

Security	Principal Amount* (000’s omitted)		Value
Household Products — 0.6%
Central Garden & Pet Co., 5.125%, 2/1/28		50	$50,125
Central Garden & Pet Co., 6.125%, 11/15/23		235	244,987
Energizer Holdings, Inc., 6.375%, 7/15/26(3)		165	172,425
Energizer Holdings, Inc., 7.75%, 1/15/27(3)		147	160,230
Monitchem HoldCo 2 SA, 6.875%, 6/15/22(5)	EUR	1,041	1,149,517
Spectrum Brands, Inc., 5.75%, 7/15/25		120	124,914

			$1,902,198

Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp., 5.25%, 6/1/26(3)		150	$152,066
Calpine Corp., 5.50%, 2/1/24		45	45,169
Calpine Corp., 5.75%, 1/15/25		295	296,106
NRG Energy, Inc., 5.75%, 1/15/28		210	224,437
NRG Energy, Inc., 7.25%, 5/15/26		350	379,179

			$1,096,957

Industrial Conglomerates — 0.0%(1)
Hillman Group, Inc. (The), 6.375%, 7/15/22(3)		139	$127,922

			$127,922

Insurance — 0.9%
Acrisure, LLC/Acrisure Finance, Inc., 10.125%, 8/1/26(3)(7)		118	$121,392
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(3)		560	575,400
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(5)	GBP	250	283,507
Galaxy Bidco, Ltd., 6.50%, 7/31/26(5)	GBP	650	775,644
Galaxy Finco, Ltd., 9.25%, 7/31/27(5)	GBP	175	201,112
GTCR AP Finance, Inc., 8.00%, 5/15/27(3)		100	102,500
Hub International, Ltd., 7.00%, 5/1/26(3)		415	423,039
USI, Inc., 6.875%, 5/1/25(3)		169	168,189

			$2,650,783

Internet & Direct Marketing Retail — 0.3%
eDreams Odigeo SA, 5.50%, 9/1/23(5)	EUR	705	$825,797

			$825,797

Investment Companies — 0.1%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26(3)		291	$300,120

			$300,120

Machinery — 0.3%
Cloud Crane, LLC, 10.125%, 8/1/24(3)		190	$203,775
Colfax Escrow Corp., 6.00%, 2/15/24(3)		83	88,213
Colfax Escrow Corp., 6.375%, 2/15/26(3)		136	145,734
Navistar International Corp., 6.625%, 11/1/25(3)		445	460,575

			$898,297

Media — 3.5%
Altice France S.A., 7.375%, 5/1/26(3)		455	$482,391
Altice France S.A., 8.125%, 2/1/27(3)		750	818,437
Altice Luxembourg SA, 7.75%, 5/15/22(3)		200	204,750
Altice Luxembourg SA, 8.00%, 5/15/27(5)	EUR	505	576,432
Altice Luxembourg SA, 10.50%, 5/15/27(3)		253	268,496
AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	GBP	345	409,492
Cablevision Systems Corp., 5.875%, 9/15/22		50	53,250
Cablevision Systems Corp., 8.00%, 4/15/20		70	72,363

Security	Principal Amount* (000’s omitted)		Value
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(3)		110	$114,263
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(3)		1,130	1,176,612
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(3)		49	53,288
CSC Holdings, LLC, 5.50%, 5/15/26(3)		200	209,500
CSC Holdings, LLC, 5.75%, 1/15/30(3)		244	248,575
CSC Holdings, LLC, 6.75%, 11/15/21		500	536,250
CSC Holdings, LLC, 7.50%, 4/1/28(3)		200	221,250
CSC Holdings, LLC, 10.875%, 10/15/25(3)		422	481,479
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(3)(7)		369	375,919
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/27(3)(7)		369	379,147
DISH DBS Corp., 7.75%, 7/1/26		119	116,322
iHeartCommunications, Inc., 8.375%, 5/1/27		95	100,463
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(3)		87	78,735
MDC Partners, Inc., 6.50%, 5/1/24(3)		121	109,808
Nexstar Escrow, Inc., 5.625%, 7/15/27(3)		146	151,657
Pinewood Finance Co., Ltd., 3.75%, 12/1/23(5)	GBP	350	436,683
Scripps Escrow, Inc., 5.875%, 7/15/27(3)		190	192,411
Sirius XM Radio, Inc., 4.625%, 7/15/24(3)		291	300,254
Sirius XM Radio, Inc., 5.00%, 8/1/27(3)		218	225,630
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 1/15/25(3)		1,100	1,140,370
UPC Holding B.V., 5.50%, 1/15/28(3)		47	48,058
Ziggo B.V., 4.25%, 1/15/27(5)	EUR	870	1,035,950

			$10,618,235

Metals & Mining — 2.1%
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(3)		200	$210,000
Alcoa Nederland Holding B.V., 7.00%, 9/30/26(3)		770	827,750
Allegheny Ludlum, LLC, 6.95%, 12/15/25		1,050	1,097,250
Allegheny Technologies, Inc., 5.95%, 1/15/21		50	51,438
Allegheny Technologies, Inc., 7.875%, 8/15/23		330	356,813
BHP Billiton Finance USA, Ltd., 6.75% to 10/20/25, 10/19/75(3)(4)		270	314,285
Bombardier, Inc., 6.00%, 10/15/22(3)		637	640,185
Bombardier, Inc., 6.125%, 1/15/23(3)		168	170,940
Bombardier, Inc., 7.875%, 4/15/27(3)		194	196,910
Centennial Resource Production, LLC, 5.375%, 1/15/26(3)		320	297,600
Eldorado Gold Corp., 9.50%, 6/1/24(3)		97	100,395
First Quantum Minerals, Ltd., 6.875%, 3/1/26(3)		200	189,750
First Quantum Minerals, Ltd., 7.25%, 4/1/23(3)		365	362,719
First Quantum Minerals, Ltd., 7.50%, 4/1/25(3)		236	231,870
Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	77,100
Freeport-McMoRan, Inc., 5.45%, 3/15/43		222	206,646
Hudbay Minerals, Inc., 7.25%, 1/15/23(3)		115	118,738
New Gold, Inc., 6.25%, 11/15/22(3)		71	68,160
Novelis Corp., 5.875%, 9/30/26(3)		180	186,975
Novelis Corp., 6.25%, 8/15/24(3)		625	656,262

			$6,361,786

Multi-Utilities — 0.3%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(4)(6)		425	$443,451
Thames Water Kemble Finance PLC, 5.875%, 7/15/22(5)	GBP	375	469,744

			$913,195

Security	Principal Amount* (000’s omitted)	Value
Oil, Gas & Consumable Fuels — 5.2%
Aker BP ASA, 4.75%, 6/15/24(3)	150	$154,875
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	105	110,775
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	24	25,590
Antero Resources Corp., 5.375%, 11/1/21	1,000	988,430
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(3)	342	274,455
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(3)	505	501,212
Berry Petroleum Co., LLC, 7.00%, 2/15/26(3)	115	110,400
Brazos Valley Longhorn, LLC/Brazos Valley Longhorn Finance Corp., 6.875%, 2/1/25	328	305,040
Centennial Resource Production, LLC, 6.875%, 4/1/27(3)	284	278,320
Cheniere Energy Partners, L.P., 5.25%, 10/1/25	235	244,405
Citgo Holding, Inc., 9.25%, 8/1/24(3)(7)	229	239,019
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	110	112,085
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	120	123,660
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(3)	635	627,856
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	256	259,520
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(4)(6)	160	157,757
Denbury Resources, Inc., 9.00%, 5/15/21(3)	24	22,740
Diamondback Energy, Inc., 4.75%, 11/1/24	60	61,857
Diamondback Energy, Inc., 5.375%, 5/31/25	140	147,350
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(3)	155	161,200
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(3)	205	218,325
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(4)(6)	392	307,720
Enterprise Products Operating, LLC, Series E, 5.25% to 8/16/27, 8/16/77(4)	455	449,758
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(3)	105	94,631
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(3)	269	199,872
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(3)	195	159,412
Gran Tierra Energy, Inc., 7.75%, 5/23/27(3)	250	249,062
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(3)	757	658,590
Gulfport Energy Corp., 6.00%, 10/15/24	49	37,970
Gulfport Energy Corp., 6.625%, 5/1/23	350	294,875
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(3)	3	2,933
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(3)	255	248,625
Jagged Peak Energy, LLC, 5.875%, 5/1/26	86	82,130
Matador Resources Co., 5.875%, 9/15/26	370	367,406
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(3)	275	216,562
Murphy Oil USA, Inc., 5.625%, 5/1/27	65	68,250
Murphy Oil USA, Inc., 6.00%, 8/15/23	500	511,875
Neptune Energy Bondco PLC, 6.625%, 5/15/25(3)	300	303,750
Neptune Energy Bondco PLC, 6.625%, 5/15/25(5)	1,225	1,240,312
Newfield Exploration Co., 5.625%, 7/1/24	65	71,814
Nine Energy Service, Inc., 8.75%, 11/1/23(3)	110	108,075
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(6)	862	12,712
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(3)	75	75,938
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(3)	140	142,458
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(3)	137	142,138
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(3)	150	155,812
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	100	104,280
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	588	618,135
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(6)	710	685,846
Precision Drilling Corp., 6.50%, 12/15/21	8	7,947
Precision Drilling Corp., 7.125%, 1/15/26(3)	75	71,625

Security	Principal Amount* (000’s omitted)		Value
Precision Drilling Corp., 7.75%, 12/15/23		10	$10,100
Seven Generations Energy, Ltd., 5.375%, 9/30/25(3)		255	243,844
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(3)		440	407,000
SM Energy Co., 5.625%, 6/1/25		85	74,163
SM Energy Co., 6.125%, 11/15/22		326	320,295
SM Energy Co., 6.625%, 1/15/27		155	135,819
SM Energy Co., 6.75%, 9/15/26		196	177,380
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23		145	147,857
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26		155	164,253
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(3)		102	111,310
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(3)		203	224,356
Teleflex, Inc., 4.625%, 11/15/27		160	166,744
Transocean Guardian, Ltd., 5.875%, 1/15/24(3)		156	159,644
Transocean Pontus, Ltd., 6.125%, 8/1/25(3)		113	117,369
Transocean Poseidon, Ltd., 6.875%, 2/1/27(3)		51	54,571
Transocean, Inc., 7.25%, 11/1/25(3)		228	215,175
Transocean, Inc., 7.50%, 1/15/26(3)		84	79,380
Whiting Petroleum Corp., 5.75%, 3/15/21		135	135,675
Whiting Petroleum Corp., 6.25%, 4/1/23		17	16,745
Whiting Petroleum Corp., 6.625%, 1/15/26		95	90,013

			$15,867,077

Paper & Forest Products — 0.0%(1)
Mercer International, Inc., 5.50%, 1/15/26		70	$67,462

			$67,462

Pharmaceuticals — 1.1%
Bausch Health Cos, Inc., 5.50%, 3/1/23(3)		47	$47,441
Bausch Health Cos, Inc., 5.50%, 11/1/25(3)		129	134,644
Bausch Health Cos, Inc., 5.75%, 8/15/27(3)		72	75,960
Bausch Health Cos, Inc., 5.875%, 5/15/23(3)		26	26,285
Bausch Health Cos, Inc., 6.125%, 4/15/25(3)		60	61,557
Bausch Health Cos, Inc., 6.50%, 3/15/22(3)		155	160,890
Bausch Health Cos, Inc., 7.00%, 3/15/24(3)		281	297,157
Bausch Health Cos, Inc., 7.00%, 1/15/28(3)		120	123,900
Bausch Health Cos, Inc., 7.25%, 5/30/29(3)		98	102,104
Bausch Health Cos, Inc., 8.50%, 1/31/27(3)		422	465,825
Bausch Health Cos, Inc., 9.00%, 12/15/25(3)		245	274,510
Bausch Health Cos, Inc., 9.25%, 4/1/26(3)		105	117,600
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(3)		270	276,750
Rossini S.a.r.l., 6.25%, (3 mo. EURIBOR + 6.25%), 10/30/25(5)(8)	EUR	385	438,126
Rossini S.a.r.l., 6.75%, 10/30/25(5)	EUR	330	396,063
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(3)		198	206,663
Vizient, Inc., 6.25%, 5/15/27(3)		67	71,355

			$3,276,830

Security	Principal Amount* (000’s omitted)	Value
Pipelines — 0.8%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	105	$110,381
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	57	55,147
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(3)	242	227,485
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	230	253,598
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	170	193,803
Cheniere Energy Partners, L.P., 5.625%, 10/1/26	215	227,900
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(3)	190	188,594
Energy Transfer Operating, L.P., 5.875%, 1/15/24	15	16,664
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(4)(6)	504	476,144
EnLink Midstream, LLC, 5.375%, 6/1/29	166	171,553
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(3)	123	123,310
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(3)	60	62,850
NGPL PipeCo, LLC, 4.375%, 8/15/22(3)	50	52,173
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(3)	173	172,516
Williams Cos., Inc. (The), 5.75%, 6/24/44	85	98,932

		$2,431,050

Real Estate Investment Trusts — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(3)	287	$297,404
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	67	68,842

		$366,246

Real Estate Investment Trusts (REITs) — 0.1%
ESH Hospitality, Inc., 5.25%, 5/1/25(3)	160	$165,000
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(3)	274	280,850

		$445,850

Real Estate Management & Development — 0.4%
AT Securities B.V., 5.25% to 7/21/23(4)(5)(6)	1,250	$1,250,986

		$1,250,986

Software — 0.3%
Camelot Finance SA, 7.875%, 10/15/24(3)	405	$424,237
CDK Global, Inc., 5.25%, 5/15/29(3)	96	99,720
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(3)	255	270,109
SS&C Technologies, Inc., 5.50%, 9/30/27(3)	95	98,978

		$893,044

Specialty Retail — 0.1%
Entegris, Inc., 4.625%, 2/10/26(3)	77	$78,347
Party City Holdings, Inc., 6.125%, 8/15/23(3)	110	110,550
Party City Holdings, Inc., 6.625%, 8/1/26(3)	105	101,325

		$290,222

Technology Hardware, Storage & Peripherals — 0.3%
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(3)	135	$145,722
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(3)	205	208,616
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(3)	315	348,355
MTS Systems Corp., 5.75%, 8/15/27(3)	77	79,310

		$782,003

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 2.1%
CommScope, Inc., 8.25%, 3/1/27(3)		488	$482,510
eircom Finance DAC, 3.50%, 5/15/26(5)	EUR	510	588,759
Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	154,171
Hughes Satellite Systems Corp., 6.625%, 8/1/26		95	102,691
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23		30	27,788
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(3)		200	208,270
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(3)		216	216,562
Intelsat Luxembourg SA, 7.75%, 6/1/21		108	104,220
Sable International Finance, Ltd., 5.75%, 9/7/27(3)		200	205,500
Sprint Capital Corp., 6.875%, 11/15/28		556	612,990
Sprint Corp., 7.875%, 9/15/23		1,858	2,069,347
T-Mobile USA, Inc., 4.50%, 2/1/26		155	158,488
T-Mobile USA, Inc., 4.75%, 2/1/28		170	175,312
Telecom Italia SpA, 3.00%, 9/30/25(5)	EUR	520	606,333
Telecom Italia SpA, 5.303%, 5/30/24(3)		337	357,220
ViaSat, Inc., 5.625%, 4/15/27(3)		143	149,790
Wind Tre SpA, 5.00%, 1/20/26(3)		271	269,645

			$6,489,596

Toys, Games & Hobbies — 0.1%
Mattel, Inc., 6.75%, 12/31/25(3)		395	$416,239

			$416,239

Transportation — 0.3%
CMA CGM S.A., 5.25%, 1/15/25(5)	EUR	127	$108,518
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(3)		260	266,500
XPO Logistics, Inc., 6.125%, 9/1/23(3)		80	82,528
XPO Logistics, Inc., 6.50%, 6/15/22(3)		375	381,892

			$839,438

Water Utilities — 0.2%
Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(5)	GBP	475	$537,934

			$537,934

Wireless Telecommunication Services — 0.1%
Sprint Corp., 7.625%, 3/1/26		157	$175,845

			$175,845

Total Corporate Bonds & Notes (identified cost $117,198,166)			$118,045,360

Senior Floating-Rate Loans — 2.3%(12)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Aerospace and Defense — 0.0%(1)
TransDigm, Inc., Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing 5/30/25		$131	$130,639

			$130,639

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.1%
EIG Investors Corp., Term Loan, 6.27%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$429	$424,795

		$424,795

Cable and Satellite Television — 0.1%
CSC Holdings, LLC, Term Loan, 5.33%, (1 mo. USD LIBOR + 3.00%), Maturing 4/15/27	$152	$152,440

		$152,440

Electronics/Electrical — 0.5%
Applied Systems, Inc., Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$348	$347,168
Cortes NP Acquisition Corporation, Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	494	471,098
Infor (US), Inc., Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing 2/1/22	260	260,422
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	54	54,458
SS&C Technologies, Inc., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	291	291,498
SS&C Technologies, Inc., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	79	79,018

		$1,503,662

Financial Intermediaries — 0.1%
Navistar International Corporation, Term Loan, 5.83%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$283	$283,483

		$283,483

Food Products — 0.1%
HLF Financing S.a.r.l., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$293	$293,363

		$293,363

Health Care — 0.1%
National Mentor Holdings, Inc., Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	$308	$309,585
National Mentor Holdings, Inc., Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26	19	19,115

		$328,700

Home Furnishings — 0.0%(1)
Hillman Group, Inc. (The), Term Loan, 6.23%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25	$116	$111,803

		$111,803

Insurance — 0.5%
Asurion, LLC, Term Loan - Second Lien, 8.73%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$1,221	$1,243,787
Sedgwick Claims Management Services, Inc., Term Loan, 5.48%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	290	285,564

		$1,529,351

Lodging and Casinos — 0.1%
Stars Group Holdings B.V. (The), Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	$189	$190,587

		$190,587

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Radio and Television — 0.1%
iHeartCommunications, Inc., Term Loan, Maturing 7/30/19(13)(15)	$136	$93,928
iHeartCommunications, Inc., Term Loan, Maturing 1/30/20(13)(15)	272	189,414

		$283,342

Steel — 0.3%
Big River Steel, LLC, Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$172	$173,227
GrafTech Finance, Inc., Term Loan, 5.73%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	694	684,403

		$857,630

Telecommunications — 0.2%
CenturyLink, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing 1/31/25	$422	$419,697
Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/2/24(14)	110	111,622

		$531,319

Utilities — 0.1%
TEX Operations Co., LLC, Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$335	$336,209

		$336,209

Total Senior Floating-Rate Loans (identified cost $6,968,416)		$6,957,323

Exchange-Traded Funds — 1.5%

Security	Shares	Value
Equity Funds — 1.5%
First Trust Preferred Securities and Income ETF	54,055	$1,061,100
SPDR S&P 500 ETF Trust	11,459	3,408,250

Total Exchange-Traded Funds (identified cost $4,340,183)		$4,469,350

Miscellaneous — 0.0%

Security	Principal Amount	Value
Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(2)(9)	$200,000	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 1.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(16)	4,616,481	$4,616,481

Total Short-Term Investments (identified cost $4,616,231)		$4,616,481

Total Investments — 99.8% (identified cost $283,869,497)		$305,757,268

Other Assets, Less Liabilities — 0.2%		$480,395

Net Assets — 100.0%		$306,237,663

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $59,840,365 or 19.5% of the Portfolio’s net assets.

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $26,246,956 or 8.6% of the Portfolio’s net assets.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)	When-issued security.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Step coupon bond. Interest rate represents the rate in effect at July 31, 2019.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(12)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(13)	This Senior Loan will settle after July 31, 2019, at which time the interest rate will be determined.

(14)	Fixed-rate loan.

(15)	Issuer filed for bankruptcy. Security is in the process of being restructured.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $74,423.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	60.6%	$185,172,120
United Kingdom	8.7	26,742,054
Canada	3.3	9,984,884
France	3.2	9,661,059
Japan	3.1	9,624,436
Spain	3.1	9,474,336
Luxembourg	2.4	7,218,645
Netherlands	2.2	6,701,139
Sweden	2.1	6,554,293
Germany	2.0	6,148,480
Switzerland	1.9	5,940,109
Italy	1.1	3,276,979
United Arab Emirates	0.7	2,183,680
Belgium	0.6	1,918,137
Taiwan	0.6	1,806,915
Australia	0.6	1,735,041
Denmark	0.5	1,474,875
Ireland	0.4	1,321,295
Hong Kong	0.4	1,258,287
China	0.3	968,947
Zambia	0.3	784,339
New Zealand	0.2	754,131
Mexico	0.1	416,150
Norway	0.1	154,875
Brazil	0.0 (1)	12,712
Exchange-Traded Funds	1.5	4,469,350

Total Investments	100.0%	$305,757,268

(1)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The Portfolio did not have any open derivative instruments at July 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$13,291,055	$4,419,893		$—	$17,710,948
Consumer Discretionary	10,240,370	9,785,920		—	20,026,290
Consumer Staples	4,503,676	8,941,359		—	13,445,035
Energy	7,295,426	1,308,157		—	8,603,583
Financials	16,518,953	10,003,816		—	26,522,769
Health Care	14,711,614	6,740,513		—	21,452,127
Industrials	11,262,587	11,199,135		—	22,461,722
Information Technology	13,980,400	7,961,460		—	21,941,860
Materials	1,155,308	4,752,982		—	5,908,290
Real Estate	4,048,680	—		—	4,048,680
Utilities	5,055,005	1,687,854		—	6,742,859
Total Common Stocks	$102,063,074	$66,801,089	**	$—	$168,864,163
Preferred Stocks
Consumer Staples	$—	$520,410		$—	$520,410
Energy	580,926	—		—	580,926
Financials	787,954	120,141		—	908,095
Real Estate	470,401	—		—	470,401
Utilities	239,502	85,257		—	324,759
Total Preferred Stocks	$2,078,783	$725,808		$—	$2,804,591
Corporate Bonds & Notes	$—	$118,043,069		$2,291	$118,045,360
Senior Floating-Rate Loans	—	6,957,323		—	6,957,323
Exchange-Traded Funds	4,469,350	—		—	4,469,350
Miscellaneous	—	—		0	0
Short-Term Investments	—	4,616,481		—	4,616,481
Total Investments	$108,611,207	$197,143,770		$2,291	$305,757,268

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.